EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income attributable to common shareholders	$ 2,218				$ 2,022					$ 9,325	$ 7,915
Average number of common shares outstanding	9,662,181				9,657,319					9,659,357	9,652,448
Less:
Average unallocated ESOP shares	(271,525)				(286,226)					(283,337)	(298,680)
Average unvested restricted stock	(87,268)				(122,405)					(106,033)	(136,986)
Average treasury stock acquired	(36,282)				(28,823)					(29,901)	(17,508)
Average number of common shares outstanding to calculate basic earnings per common share	9,267,106	9,258,858	9,247,367	9,233,745	9,219,865	9,208,854	9,201,634	9,193,836	9,192,568	9,240,086	9,199,274
Effect of dilutive unvested restricted stock and stock option awards	38,178				75,138					66,230	613
Average number of common shares outstanding to calculate diluted earnings per common share	9,305,284	9,339,431	9,355,410	9,302,425	9,295,003	9,257,702	9,213,056	9,198,286	9,192,568	9,306,316	9,199,887
Earnings per common share:
Basic	$ 0.24	$ 0.31	$ 0.22	$ 0.26	$ 0.22	$ 0.19	$ 0.19	$ 0.15	$ 0.16	$ 1.01	$ 0.86
Diluted	$ 0.24	$ 0.30	$ 0.22	$ 0.26	$ 0.22	$ 0.19	$ 0.19	$ 0.15	$ 0.16	$ 1.00	$ 0.86